Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jul. 01, 2018
Compensation And Retirement Disclosure [Abstract]
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at July 1, 2018, which have not yet been recognized in net periodic benefit cost were as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service credit	$—	$(294)
Net actuarial loss	16,515	1,927
	$16,515	$1,633

Amounts Included in Accumulated Other Comprehensive Loss Expected to be Recognized, Net of Tax

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at July 1, 2018 which are expected to be recognized in net periodic benefit cost (credit) in fiscal 2019, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service credit	$—	$(336)
Net actuarial loss	1,272	329
	$1,272	$(7)

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016	July 1, 2018	July 2, 2017	July 3, 2016
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	$66	$54	$50	$13	$13	$12
Interest cost	3,857	3,926	4,387	45	55	87
Expected return on plan assets	(6,111)	(5,854)	(5,509)	—	—	—
Amortization of prior service cost (credit)	12	11	11	(764)	(764)	(764)
Amortization of unrecognized net loss	2,035	3,228	2,443	479	538	616
Net periodic benefit cost (credit)	$(141)	$1,365	$1,382	$(227)	$(158)	$(49)

	Pension and SERP Benefits		Postretirement Benefits
	2018	2017	2018	2017
WEIGHTED-AVERAGE ASSUMPTIONS:
Benefit Obligations:
Discount rate	4.30%	3.91%	4.30%	3.91%
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	3.91%	3.79%	3.91%	3.79%
Expected return on plan assets	5.45%	5.45%	n/a	n/a
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$101,266	$106,152	$1,268	$1,602
Service cost	66	54	13	13
Interest cost	3,857	3,926	45	55
Actuarial gain	(1,392)	(4,342)	(8)	(80)
Benefits paid	(4,962)	(4,524)	(277)	(322)
Benefit obligation at end of year	$98,835	$101,266	$1,041	$1,268
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$112,524	$104,460	$—	$—
Actual return on plan assets	3,890	7,574	—	—
Employer contribution	14	5,014	277	322
Benefits paid	(4,962)	(4,524)	(277)	(322)
Fair value of plan assets at end of year	$111,466	$112,524	$—	$—
Funded status – prepaid (accrued) benefit obligations	$12,631	$11,258	$(1,041)	$(1,268)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$14,547	$13,082	$—	$—
Accrued payroll and benefits (current liabilities)	(363)	(332)	(215)	(265)
Accrued benefit obligations (long-term liabilities)	(1,553)	(1,492)	(826)	(1,003)
Net amount recognized	$12,631	$11,258	$(1,041)	$(1,268)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit (credit) cost	$(141)	$1,365	$(227)	$(158)
Net actuarial loss (gain)	828	(6,063)	(8)	(80)
Amortization of prior service (cost) credits	(12)	(11)	764	764
Amortization of unrecognized net loss	(2,035)	(3,228)	(479)	(538)
Total recognized in other comprehensive (income) loss, before tax	(1,219)	(9,302)	277	146
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	$(1,360)	$(7,937)	$50	$(12)

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	July 1, 2018	July 2, 2017	July 1, 2018	July 2, 2017
Accumulated benefit obligation	$96,919	$99,442	$1,749	$1,591
Projected benefit obligation	$96,919	$99,442	$1,916	$1,824

Minimal Effect of Health Care Trend on our Postretirement Benefit

The health care cost trend assumption has a minimal effect on our postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2018	$—	$—
Effect on postretirement benefit obligation as of July 1, 2018	$5	$(4)

Schedule of Asset Allocations of Pension Plan

The pension plan weighted-average asset allocations by asset category were as follows for 2018 and 2017:

	Target Allocation	July 1, 2018	July 2, 2017
Equity investments	0-50%	13%	38%
Fixed-income investments / cash	50-100	87	62
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2018 and June 30, 2017 measurement dates (thousands of dollars):

	June 30, 2018				June 30, 2017
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$7,617	$—	$7,617	$—	$7,233	$—	$7,233
Equity securities/funds:
Small cap	—	—	—	—	1,008	—	—	1,008
Mid cap	4,953	—	—	4,953	12,414	—	—	12,414
Large cap	4,945	—	—	4,945	19,961	—	—	19,961
International	4,443	—	—	4,443	8,941	—	—	8,941
Fixed income: Bond funds/bonds	—	89,508	—	89,508	5,718	57,249	—	62,967
Total	$14,341	$97,125	$—	$111,466	$48,042	$64,482	$—	$112,524

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2019	$5,719	$215
2020	$5,760	$163
2021	$6,360	$146
2022	$6,411	$135
2023	$6,136	$108
2024-2028	$31,401	$254

Schedule of 401(k) Plan Contribution	Our contributions to the 401(k) Plan were as follows (thousands of dollars):
	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Company contributions	$1,793	$1,805	$1,783